Net Loss Per Share Attributable to Ordinary Shareholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Net Loss Per Share

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	Three Months Ended
	March 31, 2023
	Class A common stock	Class B common stock
Basic and diluted net income per common share
Numerator:
Allocation of net loss	$76,421	$43,848
Denominator:
Basic and diluted weighted average shares outstanding	5,762,364	3,306,250

Basic and diluted net income per common share	$0.01	$0.01

	For the Three Months Ended
	March 31, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net loss	$(180,478)	$(73,058)
Denominator:
Basic and diluted weighted average shares outstanding	8,167,506	3,306,250

Basic and diluted net loss per common share	$(0.02)	$(0.02)

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the Period Since Inception to
	December 31, 2021
	Class A common stock	Class B common stock
Basic and diluted net income per common share
Numerator:
Allocation of net loss	$-	$(4,381)
Denominator:
Basic and diluted weighted average shares outstanding	-	2,875,000

Basic and diluted net income per common share	$-	$(0.00)

	For the Year Ended
	December 31, 2022
	Class A common stock	Class B common stock
Basic and diluted net loss per common share
Numerator:
Allocation of net income	$315,560	$83,079
Denominator:
Basic and diluted weighted average shares outstanding	12,558,058	3,306,250

Basic and diluted net loss per common share	$0.03	$0.03

Conduit Pharmaceuticals Ltd [Member]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	March 31,
	2023	2022
Numerator:
Net loss and comprehensive loss	$(2,165)	$(307)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	2,000	1,000
Net loss per share - basic and diluted	$(1,082)	$(307)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

March 31,
2023
Ordinary Shares potentially issuable upon conversion of convertible notes payable	3,070,000
Total	3,070,000

March 31,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000

Conduit Pharmaceuticals Limited [Member]
Schedule of Basic and Diluted Net Loss Per Share

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	December 31,
	2022	2021
Numerator:
Net loss	$(4,887)	$(3,657)
Denominator:
Weighted-average shares outstanding used in calculating net loss per share – basic and diluted	2,000	1,000
Net loss per share attributable to ordinary shareholders – basic and diluted	$(2,444)	$(3,657)

Schedule of Potentially Dilutive Securities

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

December 31,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	1,250,000
Total	1,250,000

December 31,
2021
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000